INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 868	$ 964	$ 982
Trademarks | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 868	$ 964